Long-term Loans (Details) - Term loan facility and revolving loan facility agreement $ in Billions	Jun. 02, 2021 USD ($)
Long-term loans
Maturity term	5 years
Aggregate commitments	$ 1.0
Basis points	0.85%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ntes:LondonInterbankOfferedRateMember
Commitment fee	0.20%